NOTE 15 CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2020
NOTE 15 CONVERTIBLE NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE

15. CONVERTIBLE NOTE PAYABLE

	2020	2019	2018
	$	$	$
Balance, beginning of period	192,717	-	-
Issue of notes payable	-	188,893	-
Unrealized foreign exchange loss	3,971	3,596	-
Interest expense	3,842	228	-
Balance, end of period	200,530	192,717	-
Less: Current portion	200,530	192,717	-
Non-current portion of convertible note payable	-	-	-

On December 9, 2019, the Company issued a convertible promissory note payable in the amount of $188,893 (C$250,000). The convertible promissory note payable is due December 9, 2021 and bears interest at 2% per annum. The convertible promissory note is convertible at a share price equal to the closing share price on the date prior to conversion for total shares equal to the face value of the note divided by the closing share price. As the settlement is fixed at the face value of the obligation, the Company has determined that the conversion option has $nil value.